Equity (Details) - Schedule of Options Activity - $ / shares	1 Months Ended		6 Months Ended
	May 21, 2023	Apr. 27, 2023	Jun. 30, 2023
Schedule of Options Activity [Abstract]
Outstanding - beginning, Amount of options			988,264
Outstanding - beginning, Weighted average exercise price			$ 0.563
Granted, Amount of options	35,000	100,000	65,000
Granted, Weighted average exercise price	$ 0.63	$ 0.55	$ 0.643
Outstanding - end, Amount of options			1,053,264
Outstanding - end, Weighted average exercise price			$ 0.568
Exercisable at end, Amount of options			825,958
Exercisable at end, Weighted average exercise price			$ 0.641